Convertible Notes - Schedule of Change in Principal Balance of Secured Convertible Note (Details) - CAD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Jun. 05, 2020	Dec. 31, 2020	Dec. 31, 2020
Convertible Notes [Abstract]
Issued			$ 73,227
Converted to common shares	$ (73,200)	$ (73,200)	$ (73,227)